Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2026	December 31, 2025
Cash on hand	36	55
Cash at banks	29,285	26,199
Total cash and cash equivalents	29,321	26,254